Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2016
Share-based compensation
Schedule of amount of expenses included in the accompanying statements of comprehensive income

	2016	2015	2014
SOP II	$—	$816	$1,418
SOP III	11,587	3,038	—
CEO remuneration	4,970	742	—
Top Management bonus in the form of shares	1,188	1,187	—

Total	$17,745	$5,783	$1,418

Restricted Stock Units (RSUs) | Top Management Bonus
Share-based compensation
Schedule of vesting of awards
RSUs
March 31, 2015	32,851
March 31, 2016	32,851
March 31, 2017	32,851
March 31, 2018	32,851
March 31, 2019	32,853

164,257

Schedule of information about the awards

	As of March 31,
	2016	2015
The number of RSUs outstanding, units	98,555	131,406
The weighted-average remaining contractual term, days	730	914
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$5,423	$6,799

Restricted Stock Units (RSUs) | CEO remuneration
Share-based compensation
Schedule of vesting of awards
RSUs
August 12, 2015	65,702
August 12, 2016	65,702
August 12, 2017	65,702
August 12, 2018	65,702
August 12, 2019	394,218

657,026

Schedule of information about the awards

	As of March 31,
	2016	2015
The number of RSUs outstanding, units	657,026	328,513
The weighted-average remaining contractual term, days	986	865
The intrinsic value of the RSUs outstanding, in thousands of the U.S. dollars	$36,156	$16,997

Schedule of grant-date share prices
	Dec 16, 2014 grant	Nov 10, 2015 grant
Grant-date share price	36.21	70.3

RSUs, SARs and PSAs | SOP III
Share-based compensation
Schedule of vesting of awards

	PSAs	SARs	RSUs
January 1, 2016	264,690	91,652	136,085
January 1, 2017	319,121	113,332	167,526
January 1, 2018	319,121	118,268	168,513
January 1, 2019	381,382	110,334	195,579

	1,284,314	433,586	667,703

Schedule of reconciliation of outstanding awards

	Restricted stock units	Stock Appreciation Rights	Performance Share Awards
Outstanding as of March 31, 2015	661,258	433,586	1,284,314

Granted during the period	32,426	—	—
Exercised during the period	(145,144)	(57,829)	(236,168)
Cancelled during the period	(4,445)	—	—
Forfeited during the period	(19,793)	(61,540)	(9,737)

Outstanding as of March 31, 2016	524,302	314,217	1,038,409

Summary of information of non-vested awards

	Restricted stock units		Stock Appreciation Rights		Performance Share Awards
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Non-vested as of March 31, 2015	661,258	36.21	433,586	4.55	1,284,314	5.29

Granted during the period	32,426	58.82	—	—	—	—
Vested during the period	(145,144)	37.30	(91,652)	4.55	(264,690)	5.29
Cancelled during the period	(4,445)	36.21	—	—	—	—
Forfeited during the period	(19,793)	36.21	(61,540)	4.55	(9,737)	5.29

Non-vested as of March 31, 2016	524,302	37.30	280,394	4.55	1,009,887	5.29

Summary of information on outstanding and exercisable awards

	Restricted stock units	Stock Appreciation Right	Performance Share Award
Outstanding as of March 31, 2016
Number of instruments	524,302	280,394	1,009,887
Intrinsic value, in thousands of the U.S. dollars	28,852	4,521	19,117
Weighted-average remaining contractual term, days	656	632	663
Vested and exercisable as of March 31, 2016
Number of instruments	—	33,823	28,522
Intrinsic value, in thousands of the U.S. dollars	—	545	540

Summary of intrinsic value of awards exercised
2016
Total intrinsic value of RSUs exercised	$10,376
Total intrinsic value of SARs exercised	$2,211
Total intrinsic value of PSAs exercised	$9,291

SARs and PSAs | SOP III
Share-based compensation
Valuation assumptions

Risk free interest rate	2%
Expected dividend yield	0%
Attrition rate	3%
Volatility factor	40%

	Dec 16, 2014 grant	May 12, 2015 grant	Jan 1, 2016 grant	Feb 11, 2016 grant
Grant-date share price, US$	36.21	52.8	71.36	55.64

Stock option | SOP II and SOP II+
Share-based compensation
Schedule of vesting of awards
	SOP II	SOP II+
June 15, 2012	141,372	—
June 15, 2013	151,508	6,748
June 15, 2014	292,152	12,152

	585,032	18,900

Schedule of assumptions used to measure the fair value of the awards granted
	Dec 15, 2011 grant	Jun 15, 2013 grant	Feb 12, 2014 grant	May 12, 2014 grant
Share price, US$	15.25	18.82	37.79	27.45
Expected dividend yield, %	1.9	—	—	—
Risk-free interest rate, %	5.3	3.10	—	—